SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 13. SHAREHOLDERS’ EQUITY

In accordance with Singapore law, the holders of ordinary shares that do not have par value, are entitled to receive dividends as declared from time to time and are entitled to one vote per share at the general meeting of our Company. All Shares rank equally with regard to our Company’s residual assets. In addition, we are not required to have a number of authorized ordinary shares to be issued.